ACCRUED EXPENSES	12 Months Ended
Jan. 03, 2021
ACCRUED EXPENSES
NOTE 3 - ACCRUED EXPENSES

Accrued expenses consisted of the following at the end of the respective reporting periods:

	1/3/2021	12/29/2019
Accrued real estate taxes	$106,935	$66,959
Accrued bonus compensation	162,000	-
Accrued payroll	56,139	69,572
Accrued payroll taxes	8,519	7,058
Accrued sales taxes payable	66,632	35,380
Accrued vacation pay	19,657	23,204
Other accrued expenses	852	4,227

	$420,734	$206,400